Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ (341,426)	$ 2,278,470	$ (719,788)	$ 7,616,553	$ 7,544,075	$ 9,301,767
Denominator:
Weighted average shares outstanding, Basic	4,999,980	22,066,250	5,038,166	22,066,250	22,901,791	23,000,000
Weighted average shares outstanding, Diluted	4,999,980	22,066,250	5,038,166	22,066,250	22,901,791	23,000,000
Net income (loss) per share, Basic	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ (392,642)	$ 569,618	$ (821,485)	$ 1,904,138	$ 1,894,106	$ 2,325,442
Denominator:
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Net income (loss) per share, Basic	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4
Net income (loss) per share, Diluted	$ (0.07)	$ 0.1	$ (0.14)	$ 0.33	$ 0.33	$ 0.4